Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair value Disclosure [Line Items]
Fair Value Measurements
5. Fair Value Measurements
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021 were as follows (in thousands):

Description	March 31, 2022	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash	$59,769	$59,769	—	$—
Money market funds	9,806	9,806	—	—
Corporate debt securities—due in one year or less	28,804	—	28,804	—
US Treasury obligation—due in one year or less	11,882	11,882	—	—
Corporate debt securities—due in more than one year to five years	2,638	—	2,638	—

Total	$112,899	$81,457	$31,442	$—

Liabilities:
Warrant liability	$581	$—	$—	$581

Total	$581	$—	$—	$581

Description	December 31, 2021	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash	$57,213	$57,213	$—	$—
Money market funds	35,089	35,089	—	—
Corporate debt securities—due in one year or less	30,088	—	30,088	—
US Treasury obligation—due in one year or less	7,979	7,979	—	—
US Treasury obligation—due in more than one year to five years	3,986	3,986	—	—
Corporate debt securities—due in more than one year to five years	9,052	—	9,052	—

Total	$143,407	$104,267	$39,140	$—

Liabilities:
Warrant liability	$3,029	$—	$—	$3,029

Total	$3,029	$—	$—	$3,029

Assumptions Used in Determining Fair Value of Warrants
The Company issued warrants to purchase an aggregate of up to 2,828,125 shares of common stock in connection with a private placement on December 8, 2020 (see Note 10) (the “Warrants”). In the event of certain fundamental transactions involving the Company, the Warrant holders may require the Company to make a payment based on a Black-Scholes valuation, using specified inputs; therefore, the Warrants were accounted for as liabilities. The Company recorded the fair value of the Warrants upon issuance using the Black-Scholes valuation model and is required to revalue the Warrants at each reporting date with any changes in fair value recorded on our statement of operations. The valuation of the Warrants is considered under Level 3 of the fair value hierarchy and influenced by the fair value of the underlying common stock of the Company.

A summary of the Black Scholes pricing model assumptions used to record the fair value of the Warrants is as follows:

	March 31, 2022	December 31, 2021
Stock price	$1.19	$3.26
Risk-free interest rate	2.44%	1.11%
Dividend yield	—	—
Expected life (in years)	3.69	3.94
Expected volatility	85.49%	81.14%
Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis
The following table reflects the change in the Company’s Level 3 Warrant liability for the three months ended March 31, 2022 and the year ended December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
Fair value of warrant liability as of beginning of the period	$3,029	$19,711
Change in fair value	(2,448)	(16,682)

Fair value of warrant liability as of end of the period	$581	$3,029

5. Fair Value Measurements
Assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020 were as follows (in thousands):

Description	December 31, 2021	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash	$57,213	$57,213	$—	$—
Money market funds	35,089	35,089	—	—
Corporate debt securities – due in one year or less	30,088	—	30,088	—
US Treasury obligation – due in one year or less	7,979	7,979	—	—
US Treasury obligation – due in more than one year to five years	3,986	3,986	—	—
Corporate debt securities – due in more than one year to five years	9,052	—	9,052	—

Total	$143,407	$104,267	$39,140	$—

Liabilities:
Warrant liability	$3,029	$—	$—	$3,029

Total	$3,029	$—	$—	$3,029

Description	December 31, 2020	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash	$47,579	$47,579	$—	$—
Money market funds	126,405	126,405	—	—

Total	$173,984	$173,984	$—	$—

Liabilities:
Warrant liability	$19,711	$—	$—	$19,711

Total	$19,711	$—	$—	$19,711

Assumptions Used in Determining Fair Value of Warrants
The Company issued Warrants in connection with private placement on December 8, 2020 (see Note 11). In the event of certain fundamental transactions involving the Company, the Warrant holders may require the Company to make a payment based on a Black-Scholes valuation, using specified inputs; therefore, these Warrants were accounted as liabilities. The Company recorded the fair value of the Warrants upon issuance using the Black-Scholes valuation model and is required to revalue the Warrants at each reporting date with any changes in fair value recorded on our statement of operations. The valuation of the Warrants is considered under Level 3 of the fair value hierarchy and influenced by the fair value of the underlying common stock of the Company.
A summary of the Black Scholes pricing model assumptions used to record the fair value of the warrants is as follows:

	December 31, 2021	December 31, 2020
Stock price	$3.26	$10.85
Risk-free interest rate	1.11%	0.35%
Dividend yield	—	—
Expected life (in years)	3.94	4.94
Expected volatility	81.14%	82.66%
Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis
The following table reflects the change in the Company’s Level 3 Warrant liability for the years ended December 31, 2021 and December 31, 2020 (in thousands):

	December 31, 2021	December 31, 2020
Fair value of warrant liability as of beginning of year	$19,711	$19,336
Change in fair value	(16,682)	375

Fair value of warrant liability as of end of year	$3,029	$19,711

Tyme Technologies, Inc. and Subsidiaries [Member]
Fair value Disclosure [Line Items]
Fair Value Measurements
Note 7. Fair Value Measurements.
The Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. Transfers are calculated on values as of the transfer date. There were no transfers between Levels 1, 2 and 3 during the years ended March 31, 2022 and March 31, 2021.
The Company’s financial instruments measured at fair value on a recurring basis are as follows:

March 31, 2022	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash equivalents
Money market funds	$3,409,178	$3,409,178	$—	$—
Marketable Securities
Short-term
Corporate debt securities	26,195,025	—	26,195,025	—
Municipal debt securities	34,416,936	—	34,416,936	—
Long-term
Corporate debt securities	6,293,015	—	6,293,015	—
Municipal debt securities	2,787,656	—	2,787,656	—

	$73,101,810	$3,409,178	$69,692,632	$—

Financial liability
Warrant liability	$124,480	$—	$—	$124,480

March 31, 2021
Warrant liability	$1,931,921	—	—	$1,931,921

Fair values of
available-for-sale
securities are generally based on prices obtained from commercial pricing services. The fair value of cash equivalents held in money market funds is determined based on “Level 1” inputs. Marketable securities classified as Level 2 within the valuation hierarchy consist of corporate debt securities and municipal debt securities. We estimate the fair values of these marketable securities by taking into consideration valuations obtained from third-party pricing sources. These pricing sources utilize industry standard valuation models, including both income and market-based approaches, for which all significant inputs are observable, either directly or indirectly, to estimate fair value. These inputs include market pricing based on real-time trade data for the same or similar securities, issuer credit spreads, benchmark yields, and other observable inputs.
The fair value measurement for the warrant issued in conjunction with the Exchange Agreements (see Note 8 for transaction details) (the “May 2020 Warrant”) is based on significant inputs not observable in the market and is classified as Level 3 liability as of March 31, 2022 and March 31, 2021.The fair value of the May 2020 Warrant was determined using a Black Scholes model and included significant unobservable inputs such as volatility. The model also incorporated several observable assumptions at each valuation date including: the price of the Company’s common stock on the date of valuation, the remaining contractual term of the warrant and the risk free interest rate over the term.
The following table details key inputs and assumptions used to estimate the fair value of the May 2020 Warrant as of March 31, 2022 and March 31, 2021 using a Black Scholes model:

	May 2020 Warrant	May 2020 Warrant
	March 31, 2022	March 31, 2021
Stock price	$0.35	$1.78
Volatility	98%	78%
Remaining term (years)	2.01	3.01
Expected dividend yield	—	—
Risk-free rate	2.28%	0.35%
The following table summarizes activity for liabilities measured at fair value using Level 3 significant unobservable inputs:

Warrant liability
Beginning balance, March 31, 2021	$1,931,921
Change in fair value of May 2020 Warrant liability	(1,807,441)

Ending balance, March 31, 2022	$124,480